Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Pop Culture Group Co., Ltd
Entity Central Index Key	0001807389
Entity File Number	001-40543
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Mar. 29, 2007
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Room 1207-08
Entity Address, Address Line Two	No. 2488 Huandao East Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	CPOP
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	16,362,733
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	576,308
Class C ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Zhuoqin Huang
Contact Personnel Email Address	Email: ceo@cpop.cn
Entity Address, Address Line One	Room 1207-08
Entity Address, Address Line Two	No. 2488 Huandao East Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+ 86
Local Phone Number	592-5968189